UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22728

Elessar Funds Investment Trust

(Exact name of registrant as specified in charter)

1111 Superior Ave  Suite 1310

Cleveland, Ohio  44114

(Address of principal executive offices) (Zip code)

Mitch Krahe

Elessar Funds Investment Trust

1111 Superior Ave  Suite 1310

Cleveland, Ohio  44114

 (Name and address of agent for service)

Registrant's telephone number, including area code: (216) 357-7412

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Elessar Small Cap Value Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 84.89%

Chemicals & Allied Products - 1.65%
3,632	Innospec, Inc.	$ 167,871

Crude Petroleum & Natural Gas - 2.64%
62,151	PetroQuest Energy, Inc. *	268,492

Electric Lighting & Wiring Equipment - 2.13%
4,432	AZZ, Inc.	216,548

Electric Services - 1.66%
6,939	Great Plains Energy, Inc.	168,201

Electronic Computers - 3.78%
8,517	Omnicell, Inc. *	217,439
4,064	NICE Systems, Ltd. ADR	166,461
		383,900
Finance Services - 1.40%
14,182	Global Cash Access Holdings, Inc. *	141,678

Fire, Marine & Casualty Insurance - 4.11%
6,550	Employers Holdings, Inc.	207,308
30,200	Meadowbrook, Insurance Group, Inc.	210,192
		417,500
Industrial Instruments For Measurement, Display & Control - 2.21%
19,088	Rudolph Technologies, Inc. *	224,093

Instruments For Measuring & Testing of Electricity & Electrical Signals - 2.32%
29,465	LTX-Credence Corp. *	235,425

Life Insurance - 3.18%
12,257	American Equity Investment Life Holding Co.	323,340

Machine Tools, Metal Cutting Types - 1.42%
2,767	Kennametal, Inc.	144,078

Miscellaneous Manufacturing Industries - 1.71%
5,902	Hillenbrand, Inc.	173,637

Motor Vehicle Parts & Accessories - 1.93%
15,370	Stoneridge, Inc. *	195,968

National Commercial Banks - 6.01%
12,646	Cardinal Financial Corp.	227,502
10,830	First Financial Bancorp.	188,745
8,734	FirstMerit Corp.	194,157
		610,404
Oil & Gas Field Services, NEC - 3.99%
17,921	Basic Energy Services, Inc. *	282,793
15,435	Key Energy Services, Inc. *	121,937
		404,730
Paper Mills - 2.35%
2,529	Domtar Corp.	238,586

Radio & TV Broadcasting & Communications Equipment - 2.60%
11,349	Orbital Sciences Corp. *	264,432

Retail-Miscellaneous Shopping Goods Stores - 1.55%
7,934	Big 5 Sporting Goods Corp.	157,252

Savings Institution, Federally Chartered - 3.86%
11,155	Flushing Financial Corp.	230,908
5,880	ViewPoint Financial Group, Inc.	161,406
		392,314
Semiconductors & Related Devices - 3.71%
9,555	Microsemi Corp. *	238,397
26,784	RF Micro Devices, Inc. *	138,205
		376,602
Services-Business Services, NEC - 4.88%
21,272	Digital Generation, Inc. *	271,005
19,369	Premier Global Services, Inc. *	224,487
		495,492
Services-Computer Integrated Systems Design - 3.69%
11,111	Ebix, Inc.	163,443
9,685	Sykes Enterprises, Inc. *	211,230
		374,673
Services-Computer Programming Services - 2.42%
4,734	Synaptics, Inc. *	245,268

Services-Engineering Services - 2.39%
4,583	URS Corp.	242,853

Services-Equipment Rental & Leasing, NEC - 2.22%
9,577	CAI International, Inc. *	225,730

Services-Hospitals - 2.12%
3,589	Magellan Health Services, Inc. *	215,017

State Commercial Banks - 2.50%
4,042	IberiaBank Corp.	254,040

Title Insurance - 5.49%
6,788	Argo Group Int'l Holdings, Ltd.	315,574
7,501	Stewart Information Services Corp.	242,057
		557,631
Truck Trailers - 2.51%
20,666	Wabash National Corp. *	255,225

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 2.46%
3,567	EnerSys	250,011

TOTAL FOR COMMON STOCKS (Cost $6,792,556) - 84.89%		$ 8,620,991

REAL ESTATE INVESTMENT TRUSTS - 9.19%
35,021	Cedar Realty Trust, Inc.	219,232
10,247	Corporate Office Properties Trust	242,751
9,858	Cyrusone, Inc.	220,129
15,932	Ramco-Gershenson Properties Trust	250,770

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $861,352) - 9.19%		$ 932,882

SHORT TERM INVESTMENTS - 4.87%
494,486	Invesco Short Term Investments Treasury 0.02% **	494,486

TOTAL FOR SHORT TERM INVESTMENTS (Cost $494,486) - 4.87%		$ 494,486

TOTAL INVESTMENTS (Cost $8,148,394) - 98.95%		$ 10,048,359

OTHER ASSETS LESS LIABILITIES - 1.05%		106,781

NET ASSETS - 100.00%		$ 10,155,140

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2013.

NOTES TO FINANCIAL STATEMENTS
DMS India MidCap Index Fund
1. SECURITY TRANSACTIONS

At December 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,148,394 amounted to $1,899,965, which consisted of aggregate gross unrealized appreciation of $1,971,572 and aggregate gross unrealized depreciation of $71,607.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,620,991	$0	$0	$8,620,991
Real Estate Investment Trusts	$932,882	$0	$0	$932,882
Cash Equivalents	$494,486	$0	$0	$494,486
Total	$10,048,359	$0	$0	$10,048,359

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elessar Funds Investment Trust

By /s/Mitch Krahe

*Mitch Krahe

Secretary/Chief Compliance Officer

Date  March 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Mitch Krahe

*Mitch Krahe

Secretary/Chief Compliance Officer

Date March 3, 2014

* Print the name and title of each signing officer under his or her signature.